Investment in an Affiliate	6 Months Ended
Jun. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investment in an Affiliate:

10.Investment in an Affiliate:

Heidmar

On August 29, 2017, following the closing of the Private Placement (Note 4), the Company issued 12,000,000 common shares to SPII, an entity that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, as a consideration for the purchase of the 100% issued and outstanding equity interests of SPI, which directly holds a 49% interest in Heidmar, a global tanker pool operator. SPI is a member of Heidmar, a Delaware limited liability company that directly owns 49% of the total issued equity interests of Heidmar. The fair value of the investment as of the acquisition date was $34,000 (Note 12).

Since August 29, 2017, Heidmar is considered an affiliated entity of the Company and qualifies as an equity method investment due to Company’s significant influence over Heidmar. The Company elected to account for the investment in Heidmar under the fair value option in order to mitigate volatility in income that would affect the measurement of the investment under the equity method and achieve operational simplifications.

As of June 30, 2018, no change in the fair value of Company’s investment in Heidmar was identified, as determined by third-party valuator based on a valuation method that combines (weighs) the income and the market approach method and thus, no adjustment for the investment in Heidmar to its fair value was recognized in the accompanying unaudited condensed consolidated statement of operations for the six-month period ended June 30, 2018.

The Company, considering that Heidmar is not substantially similar with the peer group, assessed as appropriate the weighing between the two approaches used in the valuation to be 80% for the income approach and 20% for the market approach. Specifically, the income approach employed in the valuation exercise is based on the discounted cash flow model that incorporates unobservable in the market place inputs (Level 3 inputs).

The inputs that were used in estimating Heidmar’s discounted cash flows include Heidmar’s weighted average cost of capital, projected charter rates based on the most recent ten year historical rates for similar vessels as adjusted for any outliers, annual increase in Heidmar’s historical wages-salaries and non-compensated general and administrative expenses, the number of vessels under management with existing fixed contracts, a long term growth factor, commission rates on projected charter rates and the number of employees as a ratio of the vessels historically managed per employee.

The market approach employed in the valuation exercise incorporates findings from utilizing adjusted data in an active marketplace for identical securities (Level 2 inputs). In particular, the market approach valuation method was based on peer group of companies that were considered fairly similar and comparable and was determined using multiples of Enterprise Value (“EV”)/EBITDA of those peer group companies. Furthermore, a 10% control premium was assumed in order to factor to the valuation the control/significant influence that exits in Heidmar’s equity value in comparison with minority shareholdings in peer group analysis. Finally based on market available empirical evidences and methods, a discount factor representing the lack of marketability due to Heidmar’s private status was used in estimating the total fair value of Heidmar’s equity.The significant assumptions used in the fair value measurement of the Company’s investment in Heidmar are: (i) the discount factor due to lack of marketability (7.5%), (ii) the projected charter rates based on the most recent ten year historical rates for similar vessels as adjusted for any outliers, (iii) the long term growth factor (2.5%), (iv) the commission rates assumed over projected charter rates (2.5%), (v) the weighted average cost of capital (11.6%), (vi) the number of vessels under management with existing fixed contracts (71 vessels) and (vii) the weighting between the two approaches (80% and 20% for the income and market approach, respectively).

A change of: (i) discount factor due to lack of marketability by 5% would result in a change of Company’s investment in Heidmar by $1,855, (ii) charter rates by 10% would result in an increase and decrease of Company’s investment in Heidmar by $5,678 and $5,457, respectively, (iii) long term growth factor by 1% would result in an increase and decrease of Company’s investment in Heidmar by $1,847 and $1,482, respectively, (iv) commission rates by 0.5% would result in an increase and decrease of Company’s investment in Heidmar by $11,284 and $10,741, respectively, (v) weighted average cost of capital by 1% would result in an increase and decrease of Company’s investment in Heidmar by $2,561 and $2,056, respectively, (vi) the number of vessels under management by 4% per year would result in an increase and decrease of Company’s investment in Heidmar by $8,398 and $8,205, respectively and (vii) weighting of market versus income approach by 10% would result in a change of Company’s investment in Heidmar by $520 (Note 12).